UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3480

Fidelity Oxford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Four In One Index Fund

November 30, 2005

1.810685.101 IDV QTLY 0106

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Equity Funds 85.7%
	Shares	Value
Domestic Equity Funds – 70.5%
Spartan 500 Index Fund	6,618,092	$ 575,178,405
Spartan Extended Market Index Fund	4,750,633	166,082,140
TOTAL DOMESTIC EQUITY FUNDS		741,260,545
International Equity Funds – 15.2%
Spartan International Index Fund	4,616,743	159,231,470
TOTAL EQUITY FUNDS
(Cost $813,719,039)		900,492,015
Fixed Income Funds 14.3%
Investment Grade Fixed Income Funds 14.3%
Fidelity U.S. Bond Index Fund
(Cost $151,637,406)	13,853,466	150,310,105
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $965,356,445)	$1,050,802,120

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $967,868,759. Net unrealized appreciation aggregated $82,933,361, of which $103,363,336 related to appreciated investment securities and $20,429,975 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

3 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006